Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses reimbursed	$ 38,579	$ 30,131	$ 20,808
Investment management fees	54	58	21
Commission Expense	34,180	29,996	29,114
Additional paid in capital	31,153	31,153
Deferred tax liability	632	$ 370
Dividend paid in cash			$ 7,000
CUNA Mutual Investment Corporation [Member]
Additional paid in capital	20,653
Deferred tax liability	$ 24